Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total Revenues	$ 56,440	$ 42,745	$ 41,208	$ 42,618	$ 40,235	$ 40,096	$ 38,105	$ 26,296	$ 18,795	$ 154,294	$ 124,061	$ 166,806	$ 123,292	$ 72,140
Loss on disposal of long lived assets										2,896	558	1,149	1,439	1,936
Impairment of long-lived assets			1,300								1,300	2,000	200	800
Acquisition costs													8,200	2,800
Depreciation and amortization	16,931		19,419							53,598	60,527	80,181	61,662	33,405
Accretion of placement fees	1,200		1,200							3,459	3,538	4,702	496	58
Non-cash charges and loss on disposition of assets										333	4,606	4,749	4,989	2,475
Interest expense	12,666		14,903							42,380	44,151	59,963	41,642	17,235
Interest income	(25)		(12)							(80)	(51)	(57)	(82)	(42)
Other (income) expense	(467)		392							(4,805)	6,314	7,404	3,635	573
Loss on extinguishment and modification of debt	0		0							8,129	0
Loss before income taxes	(3,038)		(22,400)							(31,983)	(66,075)	(84,374)	(74,634)	(26,187)
Operating Segments
Segment Reporting Information [Line Items]
Total Revenues	56,440		41,208							154,294	124,061	166,806	123,292	72,140
Adjusted EBITDA by segment	29,401		19,956							80,392	63,238	85,339	62,347	40,209
Operating Segments | EGM
Segment Reporting Information [Line Items]
Total Revenues	53,331		38,377							145,747	116,153	156,407	119,617	72,028
Adjusted EBITDA by segment	29,756		20,943							81,450	68,704	91,729	66,267	40,552
Operating Segments | Table Games
Segment Reporting Information [Line Items]
Total Revenues	1,099		674							2,442	2,005	2,674	1,672	112
Adjusted EBITDA by segment	(232)		(380)							(721)	(1,395)	(1,663)	(1,402)	(343)
Operating Segments | Interactive
Segment Reporting Information [Line Items]
Total Revenues	2,010		2,157							6,105	5,903	7,725	2,003	0
Adjusted EBITDA by segment	(123)		(607)							(337)	(4,071)	(4,727)	(2,518)	0
Segment Reconciling Items
Segment Reporting Information [Line Items]
Loss on disposal of long lived assets	490		248							3,000	558	978	1,275	1,937
Impairment of long-lived assets	0		4,604							285	4,606	5,295	4,993	2,327
Fair value adjustments to contingent consideration and other items	0		(3,000)							(630)	(3,000)	(3,000)	(2,667)	0
Acquisition costs	0		0							0	(11)	(11)	8,165	2,804
Depreciation and amortization	16,931		19,419							53,598	60,527	80,181	61,662	33,405
Accretion of placement fees	1,192		1,190							3,492	3,538	4,702	496	58
Non-cash compensation												0	4,911	0
Acquisitions & integration related costs including restructuring & severance	71		2,685							899	5,034	5,411	7,818	3,582
Legal & litigation expenses including settlement payments	181		361							766	1,495	1,565	1,916	450
New jurisdictions and regulatory licensing costs	567		842							1,304	957	1,315	256	266
Non-cash charge on capitalized installation and delivery	359		353							1,284	1,193	1,680	1,441	643
Non-cash charges and loss on disposition of assets	0		285							686	2,352	2,478	234	561
Other adjustments	$ 474		$ 86							$ 2,067	$ 1,650	1,809	1,286	2,597
Interest expense												59,963	41,642	17,235
Interest income												(57)	(82)	(42)
Other (income) expense												$ 7,404	$ 3,635	$ 573